Long Term Investment (Details Textual)			12 Months Ended
	Jun. 13, 2018 USD ($)	Jun. 13, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Sep. 27, 2017 USD ($)	Sep. 27, 2017 CNY (¥)
Tianjin Huanyu Qinshang Network Technology Co., Ltd ("Huan Yu") [Member] [Member]
Long Term Investment (Textual)
Equity interest percentage			30.00%	30.00%	30.00%
Invested funds				$ 150,000	¥ 1,000,000
Other expenses			$ 8,684
Shanghai [Member]
Long Term Investment (Textual)
Equity interest percentage	2.70%	2.70%
Consideration to develop new business.	$ 150,000	¥ 1,000,000